New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) - Summary of Impact on Assets Liabilities and Equity at Date of Initial Application of IFRS 15 and IFRS 9 (Detail)
$ in Thousands, $ in Thousands
	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Contract assets, current	$ 129,042
Accounts receivable, net	21,859,855	$ 704,333	$ 20,876,417	$ 22,901,461
Accounts receivable-related parties, net	93,798	3,072	91,065	136,910
Inventories, net	18,154,700	615,975	18,257,500	16,997,815
Other current assets	15,975,352	534,904	15,854,553	11,175,555
Financial assets at fair value through profit or loss, noncurrent	12,640,231	6,444	191,005	214,735
Financial assets at fair value through other comprehensive income, noncurrent	10,131,459
Available-for-sale financial assets, noncurrent	0	696,233	20,636,332	20,415,541
Financial assets measured at cost, noncurrent	0	74,847	2,218,472	2,760,615
Investments accounted for under the equity method	7,796,159	264,777	7,847,979	8,905,915
Deferred tax assets	7,028,932	206,347	6,116,129	5,022,395
Contract liabilities, current	3,951,414
Current tax liabilities	5,137,488	163,687	4,851,694	3,995,145
Other current liabilities	4,123,016	235,644	6,984,482	3,389,800
Deferred tax liabilities	1,730,931	78,516	2,327,223	2,397,796
Retained earnings	69,518,444
Other components of equity	(14,863,270)
Non-controlling interests	$ 958,405	$ 32,281	956,808	$ 2,161,729	$ 2,027,065	$ 3,849,798
Previously stated [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Contract assets, current			0
Accounts receivable, net			20,876,417
Accounts receivable-related parties, net			91,065
Inventories, net			18,257,500
Other current assets			15,854,553
Financial assets at fair value through profit or loss, noncurrent			191,005
Financial assets at fair value through other comprehensive income, noncurrent			0
Available-for-sale financial assets, noncurrent			20,636,332
Financial assets measured at cost, noncurrent			2,218,472
Investments accounted for under the equity method			7,847,979
Deferred tax assets			6,116,129
Contract liabilities, current			0
Current tax liabilities			4,851,694
Other current liabilities			6,984,482
Deferred tax liabilities			2,327,223
Retained earnings			53,058,188
Other components of equity			657,957
Non-controlling interests			956,808
Increase (decrease) due to changes in accounting policy [Member] | IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Contract assets, current			0
Accounts receivable, net			0
Accounts receivable-related parties, net			0
Inventories, net			0
Other current assets			0
Financial assets at fair value through profit or loss, noncurrent			12,449,226
Financial assets at fair value through other comprehensive income, noncurrent			10,131,459
Available-for-sale financial assets, noncurrent			(20,636,332)
Financial assets measured at cost, noncurrent			(2,218,472)
Investments accounted for under the equity method			(51,820)
Deferred tax assets			914,292
Total effect on assets			588,353
Contract liabilities, current			0
Current tax liabilities			280,241
Other current liabilities			0
Deferred tax liabilities			(596,247)
Total effect on liabilities			(316,006)
Retained earnings			16,424,826
Other components of equity			(15,520,467)
Non-controlling interests			0
Total effect on equity			904,359
Increase (decrease) due to changes in accounting policy [Member] | IFRS15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Contract assets, current			129,042
Accounts receivable, net			983,438
Accounts receivable-related parties, net			2,733
Inventories, net			(102,800)
Other current assets			120,799
Financial assets at fair value through profit or loss, noncurrent			0
Financial assets at fair value through other comprehensive income, noncurrent			0
Available-for-sale financial assets, noncurrent			0
Financial assets measured at cost, noncurrent			0
Investments accounted for under the equity method			0
Deferred tax assets			(1,489)
Total effect on assets			1,131,723
Contract liabilities, current			3,951,414
Current tax liabilities			5,553
Other current liabilities			(2,861,466)
Deferred tax liabilities			(45)
Total effect on liabilities			1,095,456
Retained earnings			35,430
Other components of equity			(760)
Non-controlling interests			1,597
Total effect on equity			$ 36,267